Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2011
Distribution Date	04/15/11
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$165,144,427.85	0.7243177	$134,453,424.91	0.5897080	$30,691,002.94
Class A-2 Notes	$263,000,000.00	1.0000000	$263,000,000.00	1.0000000	$-
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$857,924,427.85	0.9317366	$827,233,424.91	0.8984051	$30,691,002.94

Weighted Avg. Coupon (WAC)	4.73%		4.72%
Weighted Avg. Remaining Maturity (WARM)	56.80		56.02
Pool Receivables Balance	$924,145,299.46		$894,228,803.33
Remaining Number of Receivables	62,732		61,631

Adjusted Pool Balance	$889,528,682.15		$860,793,634.78

III. COLLECTIONS

Principal:
Principal Collections	$29,641,006.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$189,697.68
Total Principal Collections	$29,830,704.15

Interest:
Interest Collections	$3,501,552.65
Late Fees & Other Charges	$34,209.74
Interest on Repurchase Principal	$-
Total Interest Collections	$3,535,762.39

Collection Account Interest	$7,878.58
Reserve Account Interest	$865.26
Servicer Advances	$-

Total Collections	$33,375,210.38

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2011
Distribution Date	04/15/11
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$33,375,210.38
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$38,102,000.50
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$770,121.08		$770,121.08	$770,121.08
Collection Account Interest					$7,878.58
Late Fees & Other Charges					$34,209.74
Total due to Servicer					$812,209.40

2. Class A Noteholders Interest:
Class A-1 Notes		$45,264.71		$45,264.71
Class A-2 Notes		$151,225.00		$151,225.00
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$608,213.05		$608,213.05	$608,213.05

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$31,804,935.01

7. Regular Principal Distribution Amount:					$30,691,002.94

	Distributable Amount	Paid Amount
Class A-1 Notes		$30,691,002.94
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$30,691,002.94	$30,691,002.94
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal		$30,691,002.94

8. Available Amounts Remaining to Reserve Account			1,113,932.07

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,113,932.07

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$34,616,617.31
Beginning Period Amount	$34,616,617.31
Current Period Amortization	$1,181,448.77
Ending Period Required Amount	$33,435,168.55
Ending Period Amount	$33,435,168.55
Next Distribution Date Amount	$32,274,652.79

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$1,113,932.07
Current Period Release to Depositor	$1,113,932.07
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2011
Distribution Date	04/15/11
Transaction Month	2
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$31,604,254.30	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.34%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	3.55%	3.90%	3.90%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.47%	61,307	99.54%	$890,152,581.77
30 - 60 Days	0.45%	278	0.38%	$3,438,016.99
61 - 90 Days	0.06%	39	0.06%	$561,967.56
91 + Days	0.01%	7	0.01%	$76,237.01
		61,631		$894,228,803.33
Total
Delinquent Receivables 61 + days past due	0.07%	46	0.07%	$638,204.57
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.06%	35	0.05%	$458,985.54
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.04%		0.04%

Repossession in Current Period		31		$574,956.89
Repossession Inventory		27		$508,528.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$275,489.66
Recoveries				$(189,697.68)
Net Charge-offs for Current Period				$85,791.98

Beginning Pool Balance for Current Period				$924,145,299.46

Net Loss Ratio				0.11%
Net Loss Ratio for 1st Preceding Collection Period				0.10%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.07%

Cumulative Net Losses for All Periods				$167,977.01
Cumulative Net Losses as a % of Initial Pool Balance				0.02%

Principal Balance of Extensions				$1,221,344.09
Number of Extensions				92

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